Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events
Subsequent Events

7.Subsequent Events

Subsequent events have been evaluated through August 13, 2025, which is the date the condensed consolidated financial statements were available to be issued.

Sale of Common Stock

From July 1, 2025, through the date of this Quarterly Report on Form 10-Q, the Company sold an aggregate of  201,946 shares of Class C Common Stock to various purchasers, generating gross proceeds of approximately $7.9 million. The issuances of the Class C Common Stock were made in reliance upon exemptions from registration provided by Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder. The Company intends to use the proceeds from the sales of Class C Common Stock to manage its business and provide working capital for its operations. The proceeds may also be used to pay expenses relating to salaries and other compensation to its officers and employees.

Entry Into A Material Definitive Agreement

In August 2025, the Company entered into two convertible promissory notes (the “August Notes”) with separate, unaffiliated investors (the “August Investors”) totaling $7.0 million, bearing interest at 16.0% per annum. The August Notes are convertible into shares of the Company’s Class C Common Stock at a conversion price of $39.00 per share. If at any time, before or on December 31, 2025, the Company’s common stock becomes listed on a national securities exchange, this note will automatically convert into a number of shares of the Company’s Class C Common Stock equal to the then outstanding principle and accrued interest amounts.

If the automatic conversion is not triggered, the August Investors may at their sole discretion, at any time when the notes remain outstanding, including after the Maturity Date, elect to convert the shares of the Company’s Class C Common Stock at a fixed price of $39.00 per share. If the notes are not converted, the Company will be required to repay the August Notes plus all accrued and outstanding interest on before December 31, 2025.

15.Subsequent Events

Subsequent events have been evaluated through March 28, 2025, which is the date the consolidated financial statements were available to be issued.

Loan and Security Agreement

On February 5, 2025, Angel Studios Licensing, LLC (the “Borrower”), a wholly-owned subsidiary of the Company, entered into a Loan and Security Agreement (the “Loan Agreement”) with a third party lender (the “Lender”) to secure senior secured financing related to the licensing receivables from the feature film “Sound of Freedom.” Under the Loan Agreement, the Lender paid to the Borrower $5.4 million (the “Loan”) for working capital and future media acquisition and production. In exchange, the Borrower assigned the rights to collect future licensing receivables, with a total gross value of $18.0 million, to the Lender. The Loan is repayable in nine quarterly installments of $0.7 million each, commencing February 15, 2025, with a maturity date of February 15, 2027. Although the Loan is in the name of Angel Studios Licensing, LLC, the $0.7 million quarterly payments will not be made directly by the Borrower from its operating cash but rather will be funded through gross receipts from the licensing agreement, as managed by a third-party collection manager (the “Collection Manger”). Upon an event of default or post-maturity, the unpaid balance accrues default interest at 2.0% per thirty days, compounding monthly, subject to applicable legal limits.

The Loan is secured by a first-priority security interest in all assets related to “Sound of Freedom,” including distribution proceeds, and a repayment lien on all future media projects of the Borrower and the Company, subordinated to certain pre-existing obligations except for “Sound of Freedom” assets. The Company provided a corporate guaranty, granting the Lender a first-priority lien on its assets related to the film and a subordinated lien on other future projects until the indebtedness is repaid. Additional costs include a $0.1 million set-up fee and $30.0 thousand in legal fees payable to the Lender.

Concurrently, on February 5, 2025, the Company, the Lender and the Collection Manager entered into a collection account management agreement to manage the collection and distribution of approximately $21.8 million in gross receipts from the licensing receivables from the feature film “Sound of Freedom.” The Collection Manager will oversee the receipt and distribution of these funds, with priority payments of up to $6.3 million directed to the Lender under the Loan Agreement, thus reducing net proceeds available to the Company. The Company will not be required to make direct cash payments for the $0.7 million quarterly installments, as these will be paid directly from the collected licensing receipts. The Company maintains a receivable for the $0.7 million quarterly payments, representing the amounts collected on its behalf to satisfy the loan repayment.

As a result of this transaction, the Company has derecognized short-term and long-term licensing receivables and related accrued royalty liabilities, as the rights to the receivables have been assigned to the Lender. Additionally, a financing discount previously applied to the receivables, which had been recognized as interest income over time, has now been fully recognized as interest income upon the closing of the Loan Agreement.

Debt and Financing

On February 19, 2025, the Company received a default notice from the lender regarding the assumable debt guarantee discussed in “Note 10. Commitments and Contingencies—Assumable Debt Guarantee” above. The guarantee relates to the loan for which the Company recorded a loan guarantee receivable and a corresponding loan guarantee payable as of December 31, 2024. Subsequent to December 31, 2024, the Company has been required to make $2.0 million in payments under this guarantee and expects it will be paying the remaining balance over the coming months. For more details on the Company’s loan guarantees and related accounting treatment, see “Note 10. Commitments and Contingencies—Assumable Debt Guarantee.”

During January and February 2025, the Company entered into several loan agreements where bitcoin is used as collateral. The Company retains the economic risk of the bitcoin. The loans have terms of twelve months or less, with the total value of loan principal secured by bitcoin collateral amounting to $13.5 million. Interest on the loans range between 11.5% to 15.0%.

During the first quarter of 2025, the Company sold an aggregate of 431,402 shares of Class C Common Stock to various purchasers, generating gross proceeds of approximately $14.1 million. The issuances of the Class C Common Stock were made in reliance upon exemptions from registration provided by Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder. The Company intends to use the proceeds from the sales of Class C Common Stock to manage its business and provide working capital for its operations. The proceeds may also be used to pay expenses relating to salaries and other compensation to its officers and employees.